Note 20 - DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Note 20 - Discontinued Operations Tables
Results from discontinued operations

Results from discontinued operations related to SPFO for the years ended December 31, 2009 and 2010 and period ended November 30, 2011 are as follows:

	Year ended December 31,
	2009	2010	2011

Net sales	$35,993	$22,736	$30,210
Cost of sales	(30,244)	(18,072)	(25,111)
Gross profit	5,749	4,664	5,099
Selling, general and administrative expenses	(4,456)	(3,545)	(4,809)
Recovery of doubtful accounts	752	377	68
Income from discontinued operations	2,045	1,496	358
Exchange gain, net	20	-	-
Interest income	-	110	129
Interest expenses	(1,000)	(1,197)	(1,336)
Other income (expenses)	85	37	(38)
Income (loss) before income tax	1,150	446	(887)
Gain on disposal of SPFO	-	-	1,962
Income from operations of discontinued SPFO	1,150	446	1,075
Income tax	(697)	(450)	(229)
Net income (loss) of discontinued operations	$453	$(4)	$846
Net income (loss) attributable to non-controlling interests	222	(2)	(547)
Net income (loss) attributable to APWC	231	(2)	1,393

Transactions undertaken with related parties

The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Purchases of goods from Shandong Yanggu	–	17	317
Sales to Shandong Yanggu	–	96	536
Sales to SPRC	–	160	157
Interest expense paid to Shandong Yanggu	–	63	–
Management fee paid to Shandong Yanggu	–	–	387